Short-Term Debts	12 Months Ended
Sep. 30, 2023
Short-Term Debts [Abstract]
SHORT-TERM DEBTS

10. SHORT-TERM DEBTS

As of September 30, 2023 and 2022, the short-term debts were for working capital purposes. Short-term debts consist of the following:

Bank	Annual Interest Rate	Maturity		As of September 30, 2023	As of September 30, 2022
				USD	USD
Gunma Bank	1.50%	27/06/2022	25/06/2023	—	103,649
				—	103,649

The short-term debts as of September 30, 2022 were primarily obtained from one bank with interest rate 1.50% per annum.

The interest expenses were $543, $506 and $2,773 for the years ended September 30, 2023, 2022 and 2021, respectively. The weighted average interest rate of short-term debt outstanding was 1.50% per annum as of September 30, 2022.